Right of use assets (Tables)	9 Months Ended
Sep. 30, 2023
Right Of Use Assets
Schedule of Right-of-use Assets

The right-of-use assets are summarized as follows:

	September 30, 2023	December 31, 2022

Opening balance for the period	$36,529	$65,464
Amortization of operating lease right-of use assets	(22,967)	(28,935)
Closing balance for the period	$13,562	$36,529

Schedule of Lessee Operating Lease Liability Maturity

The operating lease as at September 30, 2023, is summarized as follows:

As at September 30, 2023	Operating lease- Office lease

2023	$7,588
2024	7,588
Total lease payments	$15,176
Less: Interest	(334)
Present value of lease liabilities	$14,842

Amounts recognized on the balance sheet
Current lease liabilities	$14,842
Long-term lease liabilities	-

Total lease payments	$14,842

Schedule of Operating Lease Liability

	September 30, 2023	December 31, 2022

Opening balance for the period	$39,556	$74,067
Payments on operating lease liabilities	(24,714)	(34,511)
Closing balance for the period	14,842	39,556
Less: current portion	(14,842)	(32,116)
Operating lease liabilities – non-current portion as at end of period	$-	$7,440